Summary of Nonvested Performance Stock Unit Activity (Detail) - Performance Shares shares in Thousands	12 Months Ended
	Dec. 31, 2015 $ / shares shares
PSUs shares
Nonvested Units at beginning of year | shares	551
Granted | shares	0
Vested | shares	(300)
Forfeited | shares	(17)
Nonvested Units at end of year | shares	234
PSUs weighted-average grant date fair value
Weighted-average grant date fair value Nonvested Units at beginning of year | $ / shares	$ 30.17	[1]
Weighted-average grant date fair value Granted | $ / shares	0	[1]
Weighted-average grant date fair value Vested | $ / shares	31.49	[1]
Weighted-average grant date fair value Forfeited | $ / shares	30.10	[1]
Weighted-average grant date fair value Nonvested Units at end of year | $ / shares	$ 28.50	[1]

[1]	The weighted-average grant date fair value has been adjusted for the impact of the separation